Risk Management (Details) - Schedule of amortized costs and net loss of modified financial assets $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Post Modification [Member] | Facilities that have cured since modification and are now measured using 12mECLs (Stage 1) [Member]
Risk Management (Details) - Schedule of amortized costs and net loss of modified financial assets [Line Items]
Gross carrying amount, Post modification	$ 24,432
Corresponding ECL, Post modification	1,907
Post Modification [Member] | Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured [Member]
Risk Management (Details) - Schedule of amortized costs and net loss of modified financial assets [Line Items]
Gross carrying amount, Pre-modification	8,620
Corresponding ECL, Pre-modification	2,130
Pre Modification [Member] | Facilities that have cured since modification and are now measured using 12mECLs (Stage 1) [Member]
Risk Management (Details) - Schedule of amortized costs and net loss of modified financial assets [Line Items]
Gross carrying amount, Post modification	24,759
Corresponding ECL, Post modification	3,474
Pre Modification [Member] | Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured [Member]
Risk Management (Details) - Schedule of amortized costs and net loss of modified financial assets [Line Items]
Gross carrying amount, Pre-modification	8,634
Corresponding ECL, Pre-modification	$ 908